Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2015
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Mar. 31, 2016
Document Effective Date	Mar. 31, 2016
Prospectus Date	Mar. 31, 2016
BP Capital TwinLine Energy Fund | Class A
Prospectus:
Trading Symbol	BPEAX
BP Capital TwinLine Energy Fund | Class I
Prospectus:
Trading Symbol	BPEIX
BP Capital TwinLine Energy Fund | Class C
Prospectus:
Trading Symbol	BPECX
BP Capital TwinLine MLP Fund | Class A
Prospectus:
Trading Symbol	BPMAX
BP Capital TwinLine MLP Fund | Class I
Prospectus:
Trading Symbol	BPMIX
BP Capital TwinLine MLP Fund | Class C
Prospectus:
Trading Symbol	BPMCX